Segment and Geographic Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of operating results

	Three months ended September 30, 2026				Three months ended September 30, 2025
(in millions)	CARFAX	B2B	Corporate	Total(2)	CARFAX	B2B	Corporate	Total(2)
Revenue	$313	$164	$—	$478	$291	$154	$—	$445
Less: segment expenses(1)	160	119	4	283	145	102	7	254
Adjusted EBITDA	$153	$45	$(4)	$195	$146	$52	$(7)	$191

	Nine months ended September 30, 2026				Nine months ended September 30, 2025
(in millions)	CARFAX	B2B	Corporate	Total(2)	CARFAX	B2B	Corporate	Total(2)
Revenue	$923	$477	$—	$1,401	$855	$449	$—	$1,304
Less: segment expenses(1)	477	330	13	820	437	304	15	756
Adjusted EBITDA	$446	$147	$(13)	$581	$418	$145	$(15)	$548
(1)	The segment expenses excluding any adjustments listed above in the Adjusted EBITDA description primarily include an aggregation of compensation costs, advertising and promotion costs, technology costs and strategic investments.
(2)	Total column may not foot due to rounding.

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
(in millions)	2026	2025	2026	2025
Net income	$42	$71	$150	$194
Interest expense and other, net	26	4	36	11
Provision for taxes on income	24	29	69	79
Depreciation and amortization	78	77	233	232
Stock-based compensation	9	7	18	16
Transaction costs	16	3	73	5
Employee severance charges and other	—	—	2	11
Adjusted EBITDA	$195	$191	$581	$548

Operating results for the years ended December 31, 2025, 2024 and 2023 is as follows:

	CARFAX	B2B	Total

(in millions)	2025
Revenue	$1,142	$608	$1,750
Less: segment expenses(1)	629	424	1,053
Less: other segment items(2)	191	122	313
Segment operating profit	$322	$62	$384
Corporate Unallocated expense(3)			45
Operating profit			339
Other income, net			—
Interest expense, net			13
Income before taxes on income			$326

	CARFAX	B2B	Total

(in millions)	2024
Revenue	$1,039	$574	$1,613
Less: segment expenses(1)	590	385	975
Less: other segment items(2)	190	120	310
Segment operating profit	$259	$69	$328
Corporate Unallocated expense(3)			30
Operating profit			298
Other income, net			(1)
Interest expense, net			15
Income before taxes on income			$284

	CARFAX	B2B	Total

(in millions)	2023
Revenue	$928	$557	$1,485
Less: segment expenses(1)	527	376	903
Less: other segment items(2)	191	120	311
Segment operating profit	$210	$61	$271
Corporate Unallocated expense(3)			32
Operating profit			239
Other income, net			(2)
Interest expense, net			17
Income before taxes on income			$224
(1)	The segment expense category for CARFAX and B2B for the years ended December 31, 2025, 2024 and 2023 primarily include an aggregation of compensation costs, advertising and promotion costs, technology costs and strategic investments. The CODM considers actual-to-actual and budget-to- actual variances when making decisions about allocating personnel and capital to the segments, however, the CODM does not receive the individual expense items underlying the overall segment expenses. Variance explanations include segment expenses including compensation costs, advertising and promotion costs, technology costs and strategic investments, but the CODM is otherwise not provided, and cannot easily calculate, lower-level expense information.
(2)	Other segment items for the years ended December 31, 2025, 2024 and 2023 for each reportable segment primarily include amortization of intangibles from acquisitions and certain items primarily including acquisition integration costs, employee severance charges and acquisition and disposition related costs. Other segment items for the year ended December 31, 2025 also includes transaction costs related to the stand-up of Mobility as a standalone entity incurred prior to the Separation.
(3)	Corporate Unallocated expense includes costs for corporate functions, select initiatives and unoccupied office space, included in selling and general expenses.

Schedule of revenue disaggregated by revenue type

The following table presents our revenue disaggregated by revenue type for the years ended December 31:

	CARFAX	B2B	Total

(in millions)	2025
Subscription	$927	$499	$1,426
Non-subscription	215	109	324
Total revenue	$1,142	$608	$1,750
Timing of revenue recognition
Services transferred at a point in time	$215	$109	$324
Services transferred over time	927	499	1,426
Total revenue	$1,142	$608	$1,750

	CARFAX	B2B	Total

(in millions)	2024
Subscription	$843	$460	$1,303
Non-subscription	196	114	310
Total revenue	$1,039	$574	$1,613
Timing of revenue recognition
Services transferred at a point in time	$196	$114	$310
Services transferred over time	843	460	1,303
Total revenue	$1,039	$574	$1,613

	CARFAX	B2B	Total

(in millions)	2023
Subscription	$748	$422	$1,170
Non-subscription	180	135	315
Total revenue	$928	$557	$1,485
Timing of revenue recognition
Services transferred at a point in time	$180	$135	$315
Services transferred over time	748	422	1,170
Total revenue	$928	$557	$1,485

Schedule of segment information

Segment information for the years ended December 31 is as follows:

	Depreciation & Amortization			Capital Expenditures
(in millions)	2025	2024	2023	2025	2024	2023
CARFAX	$198	$198	$197	$15	$10	$9
B2B	112	111	110	9	5	9
Total reportable segments	310	309	307	24	15	18
Corporate	—	—	—	—	—	—
Total	$310	$309	$307	$24	$15	$18

	Total Assets
(in millions)	2025	2024
CARFAX	$8,577	$8,754
B2B	4,417	4,501
Total reportable segments	12,994	13,255
Corporate	1	—
Total	$12,995	$13,255

Schedule of revenue and long-lived assets by geographic region

	Revenue			Long-lived Assets
(in millions)	2025	2024	2023	2025	2024
U.S.	$1,454	$1,329	$1,224	$24	$29
International	296	284	261	11	11
Total	$1,750	$1,613	$1,485	$35	$40